Operating Leases (Tables)	6 Months Ended
Jun. 30, 2019
Operating Leases
Schedule of Partnership revenus by lease and non-lease contracts

	Three Months Ended June 30,		Six Months Ended June 30,
(U.S. Dollars in thousands)	2019	2018	2019	2018
Lease revenue from lease payment of operating leases	$70,908	$69,221	$141,456	$136,608
Non-lease revenues (loss of hire insurance recoveries and other income)	14	544	15	1,200
Total revenues	$70,922	$69,765	$141,471	$137,808

Schedule of minimum contractual future revenues

As of June 30, 2019, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows:

(U.S. Dollars in thousands)
2019 (excluding the six months ended June 30, 2019)	$136,536
2020	240,710
2021	219,841
2022	152,078
2023	63,918
2024 and therafter	28,674
Total	$841,757

Schedule of maturity analysis of partnership's lease liabilities

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of June 30, 2019 is as follows:

(U.S. Dollars in thousands)
2019 (excluding the six months ended June 30, 2019)	$322
2020	644
2021	644
2022	644
Total	$2,254
Less imputed interest	180
Carrying value of operating lease liabilities	$2,074